Document and Entity Information	Jan. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2019
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Feb. 28, 2018
AIG Focused Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	FDSAX
AIG Focused Dividend Strategy Fund | Class B
Prospectus:
Trading Symbol	FDSBX
AIG Focused Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	FDSTX
AIG Focused Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	FDSWX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund A Shares
Prospectus:
Trading Symbol	SDVAX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund C Shares
Prospectus:
Trading Symbol	SDVCX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund W Shares
Prospectus:
Trading Symbol	SDVWX
AIG Strategic Value Fund | Class A
Prospectus:
Trading Symbol	SFVAX
AIG Strategic Value Fund | Class C
Prospectus:
Trading Symbol	SFVTX
AIG Strategic Value Fund | Class W
Prospectus:
Trading Symbol	SFVWX